FORM 13F

                                             FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2003

Check here if Amendment          (    x    )Amendment Number: __1____
This Amendment (Check only       (    x    ) is a restatement
                                 (         ) adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:     		A.R.T. Advisors, LLC
Address:  		500 Park Ave
          		New York, NY 10022

13F File Number:	28-11045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:
Name: 		Andrew Waldman
Title:  	Authorized Representative
Phone: 		212-303-0513

Signature, Place, and Date of Signing:
Andrew Waldman, New York, New York,  October 14, 2005

SEC Accession  #0001315281-05-000006 filed on February 10, 2005 should have been designated as an original filing, rather than as amendment #1. As a result, this filing has been designated amendment #1.


The spelling of A.R.T. Advisors LLC has been amended and is properly reflected in this current filing. The prior spelling was A.R.T Advisors LLC. To access all filings under both the current and prior spelling, use the company's CIK number (0001315281).


Report Type (Check only one.) :
              (        )  13 F HOLDINGS REPORT.
              (   X    ) 13F NOTICE.
              (        ) 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
Form 13F File No.          Name
28-02856                   Caxton Associates L.L.C.